Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Cumulative translation adjustments, tax	$ 0		$ 0		$ 0.1
Prior service credit (cost) arising during period, tax	3.2		1.7		0
Net gain (loss) arising during period, tax	(15.1)		(1.3)		(17.7)
Curtailment and settlement loss (gain), tax	0.2	[1]	0.6	[1]	0	[1]
Amortization of prior service cost (credit) included in net periodic pension costs, tax	(0.1)	[1]	(0.1)	[1]	0.1	[1]
Amortization of net loss (gain) included in net periodic pension costs, tax	$ 0.8	[1]	$ 1.0	[1]	$ (0.2)	[1]

[1]	These other comprehensive income (loss) components are included in the computation of net periodic benefit costs (see Note 16)